CALVERT MID-CAP FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2019 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 98.3%
Aerospace & Defense - 2.4%
CAE, Inc.	83,500	2,245,073
Hexcel Corp.	36,653	2,964,494
		5,209,567

Auto Components - 1.4%
Aptiv plc	36,700	2,966,461

Banks - 0.7%
First Republic Bank	14,825	1,447,661

Building Products - 2.3%
Fortune Brands Home & Security, Inc.	45,400	2,593,702
Trex Co., Inc. (1)(2)	34,100	2,444,970
		5,038,672

Capital Markets - 5.0%
Cboe Global Markets, Inc.	23,500	2,435,305
Northern Trust Corp.	33,200	2,988,000
Raymond James Financial, Inc.	20,200	1,707,910
SEI Investments Co.	43,600	2,445,960
Tradeweb Markets, Inc., Class A	29,831	1,306,896
		10,884,071

Chemicals - 1.5%
Sherwin-Williams Co. (The)	7,000	3,208,030

Commercial Services & Supplies - 1.6%
Republic Services, Inc.	25,000	2,166,000
Tetra Tech, Inc.	17,600	1,382,480
		3,548,480

Consumer Finance - 1.3%
Discover Financial Services	37,600	2,917,384

Containers & Packaging - 1.9%
Ball Corp.	60,222	4,214,938

Distributors - 0.7%
Pool Corp.	7,900	1,508,900

Diversified Consumer Services - 4.0%
Bright Horizons Family Solutions, Inc. (1)	14,528	2,191,839
Grand Canyon Education, Inc. (1)	28,100	3,288,262

ServiceMaster Global Holdings, Inc. (1)	61,849	3,221,715
		8,701,816

Electric Utilities - 2.1%
Xcel Energy, Inc.	75,800	4,509,342

Electrical Equipment - 1.5%
AMETEK, Inc.	36,532	3,318,567

Electronic Equipment, Instruments & Components - 2.7%
CDW Corp.	23,800	2,641,800
FLIR Systems, Inc.	58,700	3,175,670
		5,817,470

Energy Equipment & Services - 1.7%
National Oilwell Varco, Inc.	67,000	1,489,410
TechnipFMC plc	85,402	2,215,328
		3,704,738

Equity Real Estate Investment Trusts (REITs) - 9.3%
AvalonBay Communities, Inc.	22,232	4,517,098
Equity Residential	51,000	3,871,920
Extra Space Storage, Inc.	38,482	4,082,940
Mid-America Apartment Communities, Inc.	32,500	3,827,200
National Retail Properties, Inc.	74,292	3,938,219
		20,237,377

Food & Staples Retailing - 0.7%
Performance Food Group Co. (1)	40,300	1,613,209

Food Products - 1.1%
Conagra Brands, Inc.	90,600	2,402,712

Health Care Equipment & Supplies - 4.9%
Cooper Cos., Inc. (The)	9,500	3,200,455
Haemonetics Corp. (1)	13,800	1,660,692
ICU Medical, Inc. (1)	11,200	2,821,392
Teleflex, Inc.	9,325	3,087,974
		10,770,513

Health Care Providers & Services - 2.1%
Amedisys, Inc. (1)	19,600	2,379,636
Centene Corp. (1)	43,700	2,291,628
		4,671,264

Household Products - 1.5%
Clorox Co. (The)	21,150	3,238,277

Independent Power and Renewable Electricity Producers - 1.2%
NextEra Energy Partners LP	55,400	2,673,050

Insurance - 6.0%
Alleghany Corp. (1)	3,638	2,477,878
Allstate Corp. (The)	21,300	2,165,997
American Financial Group, Inc.	19,083	1,955,435
Assurant, Inc.	20,500	2,180,790
First American Financial Corp.	42,171	2,264,583
RLI Corp.	24,300	2,082,753
		13,127,436

Interactive Media & Services - 1.4%
IAC/InterActiveCorp (1)	13,700	2,980,161

IT Services - 10.0%
Amdocs Ltd.	39,389	2,445,663
Black Knight, Inc. (1)	62,900	3,783,435
Cognizant Technology Solutions Corp., Class A	59,100	3,746,349
CSG Systems International, Inc.	44,800	2,187,584
Fidelity National Information Services, Inc.	36,800	4,514,624
GoDaddy, Inc., Class A (1)	26,700	1,873,005
Total System Services, Inc.	25,900	3,322,193
		21,872,853

Leisure Products - 0.5%
Brunswick Corp.	25,400	1,165,606

Life Sciences Tools & Services - 1.8%
Agilent Technologies, Inc.	51,000	3,808,170

Machinery - 5.0%
Fortive Corp.	32,717	2,667,090
Gardner Denver Holdings, Inc. (1)	98,300	3,401,180
Parker-Hannifin Corp.	15,700	2,669,157
Xylem, Inc.	24,800	2,074,272
		10,811,699

Media - 0.8%
CBS Corp., Class B	35,700	1,781,430

Metals & Mining - 1.0%
Steel Dynamics, Inc.	70,200	2,120,040

Multi-Utilities - 4.2%
CMS Energy Corp.	82,271	4,764,313
Sempra Energy	32,647	4,487,004
		9,251,317

Pharmaceuticals - 2.5%
Jazz Pharmaceuticals plc (1)	20,600	2,936,736
Zoetis, Inc.	22,755	2,582,465

		5,519,201

Professional Services - 1.3%
Verisk Analytics, Inc.	19,100	2,797,386

Semiconductors & Semiconductor Equipment - 3.6%
Analog Devices, Inc.	21,500	2,426,705
NXP Semiconductors NV	24,500	2,391,445
Skyworks Solutions, Inc.	38,250	2,955,577
		7,773,727

Software - 4.7%
ACI Worldwide, Inc. (1)	47,700	1,638,018
Altair Engineering, Inc., Class A (1)	57,900	2,338,581
ANSYS, Inc. (1)	8,400	1,720,488
CDK Global, Inc.	48,500	2,397,840
Crowdstrike Holdings, Inc., Class A (1)	7,901	539,559
RealPage, Inc. (1)	25,500	1,500,675
		10,135,161

Specialty Retail - 1.4%
Best Buy Co., Inc.	44,000	3,068,120

Textiles, Apparel & Luxury Goods - 2.5%
Columbia Sportswear Co.	22,300	2,233,568
Gildan Activewear, Inc.	84,400	3,264,592
		5,498,160

Total Common Stocks (Cost $181,210,067)		214,312,966

	PRINCIPAL AMOUNT ($)	VALUE ($)
HIGH SOCIAL IMPACT INVESTMENTS - 1.5%
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19 (3)(4)	2,619,488	2,585,801
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.38%, 11/3/20 (4)(5)(6)	309,000	290,151
ImpactAssets Inc., Microfinance Plus Notes, 2.31%, 11/3/20 (4)(5)(6)	398,000	364,170

Total High Social Impact Investments (Cost $3,326,488)		3,240,122

TOTAL INVESTMENTS (Cost $184,536,555) - 99.8%		217,553,088
Other assets and liabilities, net - 0.2%		466,580
NET ASSETS - 100.0%		218,019,668

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing security.
(2) All or a portion of this security was on loan at June 30, 2019. The aggregate market value of securities on loan at June 30, 2019 was $1,683,373 and the total market value of the collateral received by the Fund was $1,672,808, comprised of U.S. Government and/or agencies securities.

(3) Affiliated company.
(4) Restricted security. Total market value of restricted securities amounts to $3,240,122, which represents 1.5% of the net assets of the Fund as of June 30, 2019.
(5) For fair value measurement disclosure purposes, security is categorized as Level 3.
(6) Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at June 30, 2019.

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19	12/15/16	2,619,488
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.38%, 11/3/20	11/13/15	309,000
ImpactAssets Inc., Microfinance Plus Notes, 2.31%, 11/3/20	11/13/15	398,000

At June 30, 2019, the value of the Fund’s investment in Calvert Impact Capital, Inc. (the Notes) was $2,585,801, which represents 1.2% of the Fund’s net assets. Transactions in the Notes by the Fund for the fiscal year to date ended June 30, 2019 were as follows:

Name of Issuer	Principal Amount, beginning of period	Gross Additions	Gross Reductions	Principal Amount, end of period	Value, end of period	Interest Income	Net Realized Gain (Loss)	Capital Gain Distributions Received	Change in Unrealized Appreciation (Depreciation)
High Social Impact Investments Calvert Impact Capital, Inc., Community Investment Notes: 1.50%, 12/15/19 (1)	$2,619,488	$—	$—	$2,619,488	$2,585,801	$29,251	$—	$—	$64,937

(1) Restricted security.

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund’s holdings as of June 30, 2019, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3(1)	Total
Common Stocks	$214,312,966	(2)	$—	$—	$214,312,966
High Social Impact Investments	—		2,585,801	654,321	3,240,122
Total Investments	$214,312,966		$2,585,801	$654,321	$217,553,088

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2019 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.